LAND USE RIGHT	12 Months Ended
Dec. 31, 2018
LAND USE RIGHT
LAND USE RIGHT

9.      LAND USE RIGHT

	December 31
	2017	2018
	RMB’000	RMB’000	US$’000

Land use right	34,057	34,057	4,953
Less: accumulated amortization	(1,155)	(1,885)	(274)

	32,902	32,172	4,679

In 2013, the Group paid RMB51,678,000 to acquire a land use right of approximately 39,000 square meters of land in Beijing Shunyi District, on which the Group developed a cloud infrastructure. According to the land use right contract, the Company has a 50-year use right over the land, which is used as the basis for amortization.

In December 2015, the land use right was reclassified and included in assets held for sale therefore no amortization was recognized since then. In December 2017, land use right, excluding land use right held by Beijing Shuo Ge and Beijing Zhao Du, was transferred out from the assets held for sale and re-designated as assets held for use (Note 10). The Group re-measured the amortization expense that would have been recognized had the land use right been continuously classified as held and used. Amortization expense for land use right for the years ended December 31, 2016, 2017 and 2018 was nil,  RMB1,155,000 and RMB730,000 (US$106,000), respectively.

The carrying amount of land use right pledged by the Group to secure borrowings (Note 13) granted to the Group as of December 31, 2017 and 2018 was RMB32,902,000 and RMB32,172,000, respectively.

Subsequently, all the land use right (excluding land use right held by Beijing Shuo Ge and Beijing Zhao Du) were sealed up by the court due to the lawsuits (Note 27) on August 1, 2019.